PERRITT MICROCAP OPPORTUNITIES FUND (Prospectus Summary) | PERRITT MICROCAP OPPORTUNITIES FUND
Perritt MicroCap Opportunities Fund
Investment Objective:
The Perritt MicroCap Opportunities Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	PERRITT MICROCAP OPPORTUNITIES FUND Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PERRITT MICROCAP OPPORTUNITIES FUND Investor Class
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses		1.23%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the Fund in the table above differs from the Ratio of Net Expenses to Average Net Assets in the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the Fund's operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PERRITT MICROCAP OPPORTUNITIES FUND Investor Class	125	390	676	1,489

Portfolio Turnover
The Fund pays transaction costs, such as commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 25.4%
of the average value of its portfolio.
Principal Investment Strategies:
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of United States companies with market capitalizations that are below $500 million at the time of initial purchase, which the Fund's investment adviser refers to as "micro-cap" companies. The Fund invests in both value-priced and aggressive growth stocks. Generally, the Fund's investment adviser seeks to invest in companies with the following attributes:
  ·  Have demonstrated above-average growth in revenues and/or earnings;

  ·  Possess relatively low levels of long-term debt;

  ·  Have a high percentage of their shares owned by company management; and

  ·  Possess modest price-to-sales ratios and price-to-earnings ratios that are below their long-term annual growth rate.

At times, the Fund may invest in "special situations" such as companies that possess valuable patents, companies undergoing restructuring, and companies involved in large share repurchase programs.

Although the Fund seeks long-term capital appreciation, stocks may be sold in the short-term for several reasons. These include: (1) a company's market capitalization grows beyond $1.5 billion; (2) a company's financial condition deteriorates to the point that the Fund's investment adviser believes that the company's long-term growth prospects may be impaired; (3) a company receives a purchase offer from another company; or (4) a company's price-to-sales ratio or price-to-earnings ratio expands to the point that the Fund's investment adviser believes the company's stock is significantly overvalued.

Generally, the Fund's portfolio contains 150 to 200 stocks. The Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.
Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals:

·  Common Stocks: Common stocks occupy the most junior position in a company's capital structure. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Therefore, the price of common stocks may decline for a number of reasons. The price declines may be steep, sudden and/or prolonged.

·  Micro-Cap & Small Capitalization Companies: Micro-cap and small capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of stocks of micro-cap and small capitalization companies are more volatile than those of larger capitalization companies. Thus, the Fund's share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of large capitalization companies. Also, the returns of micro-cap and small capitalization company stocks may vary, sometimes significantly, from the returns of the overall market. In addition, micro-cap and small capitalization company stocks tend to perform poorly during times of economic stress. Relative to large capitalization company stocks, the stocks of micro-cap and small capitalization companies are thinly traded, and purchases and sales may result in higher transactions costs. For these reasons, the Fund is a suitable investment for only that part of an investor's capital that can be exposed to above-average risk.

·  Market Risk: The Fund may be exposed to "market risk." Market risk is the risk that stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

·  Manager Risk: The Fund may lose money if the Fund's investment strategy does not achieve the Fund's objective or the Fund's investment adviser does not implement the strategy properly.
Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of the Russell 2000® Index and the Russell Microcap® Index. Updated
performance information is available on the Fund's website at
www.perrittmutualfunds.com or by calling the Fund toll-free at 1-800-332-3133.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Year-by-Year Total Returns as of December 31

During the ten year period shown on the bar chart, the Fund's best and worst quarters are shown below:

              Highest Quarterly Return   Lowest Quarterly Return
39.48% (June 30, 2009) -33.21% (December 31, 2008)
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns PERRITT MICROCAP OPPORTUNITIES FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(13.01%)	(1.64%)	8.71%	8.69%	Apr. 11, 1988
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	(13.01%)	(2.13%)	7.99%	7.41%	Apr. 11, 1988
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(8.46%)	(1.38%)	7.61%	7.17%	Apr. 11, 1988
Russell 2000 ® Index	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	(4.18%)	0.15%	5.62%	8.70%	Apr. 11, 1988
Russell Microcap ® Index	Russell Microcap® Index (reflects no deduction for fees, expenses, or taxes)	(9.28%)	(3.75%)	4.63%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the
Return After Taxes on Distributions and Sale of Fund Shares may be higher than the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.